Other revenues and expenses - Schedule of Financial Income and Expenses (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Income from short-term investments and term deposits and other finance revenue		$ 60	$ 48	$ 26
Foreign exchange gain		2,027	2,069	1,769
Total financial income		2,087	2,117	1,795
Financial expenses:
Interests on loans and finance leases		4,153	3,212	1,401
Interests on supplier payable with extended payment terms		213	411	0
Other bank fees and financial charges		306	111	141
Other financial expenses		0	83	145
Convertible debt amendments	$ 322	322	0	0
Change in the fair value of convertible debt embedded derivative		0	1,583	2,036
Foreign exchange loss		3,428	1,476	1,520
Total financial expenses		$ 8,422	$ 6,876	$ 5,243